Related parties transactions	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Related parties transactions	Related parties transactions
Executive officers
The below table summarizes compensation information for key management personnel.

($ millions)	2025	2024	2023
Cash and other compensation	18.5	24.4	20.1
Post-employment benefits	3.1	2.9	1.1
Equity-based compensation	24.4	22.5	23.1
Total	46.0	49.8	44.3
Investments in associated companies
As of December 31, 2025, Alcon holds voting interests of approximately 21.4% in an associated company. As of December 31, 2024, Alcon also held voting interests of approximately 40.3% in an associated company which Alcon acquired a majority interest in during 2025. As of December 31, 2024, Alcon also held voting interests of approximately 8.8% in an associated company which was initially acquired for $10 million during 2023 and wholly acquired during 2025. Associated companies are accounted for using the equity method as Alcon is considered to have significant influence.
The below table summarizes activity related to investments in associated companies for the years ended December 31, 2025 and 2024.

	Investments in associated companies
($ millions)	2025	2024
Balance as of January 1	293	10
Purchases	8	159
Transfer from Financial assets	—	132
Share of (loss) from associated companies recognized in Consolidated Income Statement	(18)	(8)
Gains on fair value remeasurements recognized in Consolidated Income Statement(1)	142	—
Recognition of business combinations(1)	(348)	—
Balance as of December 31	77	293
(1)    Refer to Note 21 for additional information.
There were no amounts due from associated companies as of December 31, 2025. As of December 31, 2024, long-term convertible notes due from associated companies included in "Financial assets" on the Consolidated Balance Sheet amounted to $11 million.
There were no other payments or payables to associated companies in 2025. Other payments and payables to associated companies in 2024 amounted to $2 million primarily for research and development costs. Other payments to associated companies in 2023 amounted to $3 million to extend the duration of an option to acquire certain exclusive commercialization rights.